STERLING CAPITAL FUNDS

SUPPLEMENT DATED SEPTEMBER 29, 2016

TO THE

CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS,

DATED FEBRUARY 1, 2016

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A, Class B and Class C Shares Prospectus, dated February 1, 2016, with respect to Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund:

Sterling Capital Behavioral Large Cap Value Equity Fund

Effective September 29, 2016, Sterling Capital Behavioral Large Cap Value Equity Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class B Shares	Class C Shares
Management Fees	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses(1)	0.89%	1.64%	1.64%

(1)	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Effective September 29, 2016, Sterling Capital Behavioral Large Cap Value Equity Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$661	$843	$1,040	$1,608
Class B Shares	$567	$817	$992	$1,743
Class C Shares	$167	$517	$892	$1,944

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$661	$843	$1,040	$1,608
Class B Shares	$167	$517	$892	$1,743
Class C Shares	$167	$517	$892	$1,944

Sterling Capital Special Opportunities Fund

Effective September 29, 2016, Sterling Capital Special Opportunities Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class B Shares	Class C Shares
Management Fees	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses(1)	1.10%	1.85%	1.85%

(1)	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Effective September 29, 2016, Sterling Capital Special Opportunities Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$681	$905	$1,146	$1,838
Class B Shares	$588	$882	$1,101	$1,973
Class C Shares	$188	$582	$1,001	$2,169

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$681	$905	$1,146	$1,838
Class B Shares	$188	$582	$1,001	$1,973
Class C Shares	$188	$582	$1,001	$2,169

Sterling Capital Equity Income Fund

Effective September 29, 2016, Sterling Capital Equity Income Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class B Shares	Class C Shares
Management Fees	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses(1)	1.05%	1.80%	1.80%

(1)	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Effective September 29, 2016, Sterling Capital Equity Income Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$676	$890	$1,121	$1,784
Class B Shares	$583	$866	$1,075	$1,919
Class C Shares	$183	$566	$975	$2,116

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$676	$890	$1,121	$1,784
Class B Shares	$183	$566	$975	$1,919
Class C Shares	$183	$566	$975	$2,116

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE.

STATSUP-0916-2

STERLING CAPITAL FUNDS

SUPPLEMENT DATED SEPTEMBER 29, 2016

TO THE

INSTITUTIONAL SHARES PROSPECTUS,

DATED FEBRUARY 1, 2016

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Institutional Shares Prospectus, dated February 1, 2016, with respect to Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund:

Sterling Capital Behavioral Large Cap Value Equity Fund

Effective September 29, 2016, Sterling Capital Behavioral Large Cap Value Equity Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fees	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.64%

Effective September 29, 2016, Sterling Capital Behavioral Large Cap Value Equity Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$65	$205	$357	$798

Sterling Capital Special Opportunities Fund – Institutional Shares

Effective September 29, 2016, Sterling Capital Special Opportunities Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.85%

Effective September 29, 2016, Sterling Capital Special Opportunities Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$87	$271	$471	$1,049

Sterling Capital Special Opportunities Fund – Class R Shares

Effective September 29, 2016, Sterling Capital Special Opportunities Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class R Shares
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.35%

Effective September 29, 2016, Sterling Capital Special Opportunities Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$137	$428	$739	$1,624

Sterling Capital Equity Income Fund – Institutional Shares

Effective September 29, 2016, Sterling Capital Equity Income Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.80%

Effective September 29, 2016, Sterling Capital Equity Income Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$82	$255	$444	$990

Sterling Capital Equity Income Fund – Class R Shares

Effective September 29, 2016, Sterling Capital Equity Income Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class R Shares
Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.30%

Effective September 29, 2016, Sterling Capital Equity Income Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$132	$412	$713	$1,568

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE.

STATSUP-0916-1

STERLING CAPITAL FUNDS

STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND,

STERLING CAPITAL SPECIAL OPPORTUNITIES FUND AND

STERLING CAPITAL EQUITY INCOME FUND

SUPPLEMENT DATED SEPTEMBER 29, 2016

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 1, 2016

This Supplement provides the following supplemental information and supersedes any information to the contrary in the Statement of Additional Information (the “SAI”) dated February 1, 2016, with respect to Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund.

Effective immediately, the language in the second paragraph in the “Investment Adviser” section, under the “Management of Sterling Capital Funds” is hereby deleted and replaced with the following:

    Under the Advisory Agreement between Sterling Capital Funds and Sterling Capital, the fee payable to Sterling Capital by each Fund, for investment advisory services is the lesser of: (a) a fee computed daily and paid monthly at the annual rate of forty-three one-hundredths of one percent (0.43%) of the Intermediate U.S. Government Fund’s average daily net assets; thirty-seven one-hundredths of one percent (0.37%) of the Total Return Bond Fund’s average daily net assets; thirty-five hundredths of one percent (0.35%) of the Corporate Fund’s and the Securitized Opportunities Fund’s average daily net assets; thirty one-hundredths of one percent (0.30%) of the Short Duration Bond Fund’s average daily net assets; forty-five one-hundredths of one percent (0.45%) of each of the Tax-Free Bond Fund’s average daily net assets; forty-five one-hundredths of one percent (0.45%) of the Behavioral Large Cap Value Equity Fund’s average daily net assets; seventy-five one-hundredths of one percent (0.75%) of the Behavioral Small Cap Value Equity Fund’s average daily net assets; seventy one-hundredths of one percent (0.70%) of the Mid Value Fund’s average daily net assets; fifty-five one-hundredths of one percent (0.55%) of the Equity Income Fund’s average daily net assets; one and fifty one-hundredths of one percent (1.50%) of the Long/Short Equity Fund’s average daily net assets; eighty one-hundredths of one percent (0.80%) of the Behavioral International Equity Fund’s average daily net assets; twenty one-hundredths of one percent (0.20%) of the Ultra Short Bond Fund’s average daily net assets; sixty-five one-hundredths of one percent (0.65%) of the Special Opportunities Fund’s average daily net assets; and twenty-five one-hundredths of one percent (0.25%) of each Funds of Funds’ average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by Sterling Capital Funds and Sterling Capital. A fee agreed to in writing from time to time by Sterling Capital Funds and Sterling Capital may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund’s expenses and increase the net income of the fund during the period when such lower fee is in effect.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE.

SAISUP-0916